Impairment of goodwill and intangible assets (Details) - GBP (£) £ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Jan. 31, 2019	Jan. 31, 2018 [1]	Jan. 31, 2017	Jul. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of goodwill and intangible assets		£ 3,985	£ 0	£ 0
Intangible assets		10,604	14,785	£ 3,470
Goodwill		£ 1,814	£ 2,478
MuOx Limited
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of goodwill and intangible assets	£ 4,000
Intangible assets					£ 3,300
Goodwill					£ 700

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’